DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Self-Insurance Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019
Movement in Present Value of Future Insurance Profits [Roll Forward]
Beginning balance	$ 1,146.3	$ 1,217.7
Expense	323.4	323.5
Claim payments	(295.6)	(279.3)
Other reductions	(26.7)	(115.6)
Ending balance	1,147.4	1,146.3
Less current portion	(308.9)	(306.8)
Long-term portion	$ 838.5	$ 839.5